SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


02-01   CEE       200      12.8300      15.77 	     Weeden & Co
02-04	  " "      3600      12.8011      15.48             " "
02-05   " "      2000      12.6600      15.26             " "
02-06   " "      3600      12.7000      15.14 		    " "
02-07   " "      1100      12.7682      14.97             " "
02-08	  " "      3000      12.6600      15.08 	   	    " "
02-11   " "      2300      12.7326      15.28             " "
02-13	  " "      1800      12.9900      15.24  	   	    " "
02-14   " "      1700      12.8176      15.60             " "
02-15	  " "      1800      12.6444      15.42             " "
02-19   " "      2000      12.8350      15.14             " "
02-20   " "      1700      12.6547      15.14 		    " "
02-21   " "      2000      12.6700      15.18 		    " "
02-22   " "      1800      12.7000      15.12 		    " "
02-27   " "      2000      12.6600      15.28 		    " "
02-28   " "       500      12.6480      15.25 		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          03/01/02